Note 9 - Allocation of Stock Option Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member] | General and Administrative Expense [Member]
Allocated stock option expense	$ 45,822	$ 69,057	$ 101,896
Employee Stock Option [Member] | Research and Development Expense [Member]
Allocated stock option expense	22,083	32,134	41,539
Employee Stock Option [Member]
Allocated stock option expense	$ 67,905	$ 101,191	$ 143,435